Liquidity & Going Concern Uncertainty (Details) (USD $)	Apr. 30, 2014	Jul. 31, 2013	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Liquidity & Going Concern Uncertainty [Abstract]
Accumulated deficit	$ (78,546,000)	$ (70,171,000)		$ (62,500,000)
Cash and cash equivalents	416,000	32,000	410,000	877,000	1,794,000
Liabilities, Current	1,156,000	2,153,000		3,637,000
Accounts Payable, Current	529,000	1,134,000		1,946,000
Restructuring liability	512,000	0
Long term debt	$ 0	$ 1,255,000